Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net income (loss)	$ 47,234	$ (53,041)	$ (80,708)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest	0	(11,403)	27,846
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	(36,539)	(8,987)	44,983
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax	0	11,403	(27,846)
Depreciation and amortization	207,118	208,915	218,667
Amortization of debt financing costs and discounts on debt	21,308	22,377	34,126
Share-based compensation expense	19,264	18,476	18,891
Deferred income taxes	16,846	(870)	8,421
Impairments of assets	18,565	48,681	5,351
Noncash Asset Impairment and Other Charges			6,424
Loss on early extinguishments of debt	(40,733)	(1,536)	(28,346)
Other operating activities	2,145	467	(593)
Changes in operating assets and liabilities:
Restricted cash	(923)	2,579	2,214
Accounts receivable, net	1,971	6,988	(3,128)
Inventories	(301)	374	(861)
Prepaid expenses and other current assets	(4,275)	2,161	7,116
Current other tax asset	1,802	88	2,171
Income taxes receivable	(137)	(1,137)	2,769
Other assets, net	922	2,146	4,999
Accounts payable and accrued liabilities	13,207	28,572	(35,147)
Other long-term tax liabilities	(25,566)	(1,067)	(5,029)
Other liabilities	2,377	237	3,404
Net cash provided by operating activities	325,751	289,898	229,219
Cash Flows from Investing Activities
Capital expenditures	(131,170)	(137,751)	(122,163)
Proceeds from sale of Echelon, net	0	0	343,750
Cash paid for exercise of LVE option	0	0	(187,000)
Proceeds from sale of other assets, net	0	0	4,875
Investments in and advances to unconsolidated subsidiaries, net	0	(153)	(4,335)
Other investing activities	4,528	(5,912)	(1,277)
Net cash provided by (used in) investing activities	(126,642)	(143,510)	33,850
Cash Flows from Financing Activities
Proceeds from issuance of senior notes, net	750,000	0	0
Debt financing costs, net	(14,004)	(83)	(34,637)
Payments on retirements of long-term debt	(657,813)	0	(459,278)
Payments under note payable	0	(9)	(10,820)
Premium and consent fees paid	(24,246)	0	0
Share-based compensation activities, net	3,689	1,791	13,752
Proceeds from sale of common stock, net	0	0	216,467
Other financing activities	0	30	(2,095)
Net cash provided by (used in) financing activities	(199,724)	(138,321)	(335,986)
Cash flows from operating activities	14,095	32,961	45,672
Cash flows from investing activities	0	(36,470)	42,479
Cash flows from financing activities	0	(37,055)	(30,224)
Net cash provided by (used in) discontinued operations	14,095	(40,564)	57,927
Change in cash and cash equivalents	13,480	(32,497)	(14,990)
Cash and cash equivalents, beginning of period	145,341	140,311	158,421
Change in cash classified as discontinued operations	0	37,527	(3,120)
Cash and cash equivalents, end of period	158,821	145,341	140,311
Supplemental Disclosure of Cash Flow Information
Cash paid for interest, net of amounts capitalized	178,433	203,758	236,706
Cash paid (received) for income taxes, net of refunds	(1,159)	1,255	(6,398)
Supplemental Schedule of Non-cash Investing and Financing Activities
Payables incurred for capital expenditures	7,235	16,844	11,511
Increase (decrease) in fair value of derivative instruments	224,590	230,060	262,995
Boyd
Cash Flows from Operating Activities
Net income (loss)	47,234	(41,638)	(108,554)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Noncontrolling Interest		0	0
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	0	0
Income (loss) from discontinued operations attributable to noncontrolling interest, net of tax			(80,264)
Depreciation and amortization	6,179	5,667	6,619
Impairments of assets	0	320	0
Loss on early extinguishments of debt		(20,800)
Changes in operating assets and liabilities:
Net cash provided by operating activities	102,080	(39,524)	(229,447)
Cash Flows from Investing Activities
Capital expenditures	(48,591)	(43,164)	(44,985)
Proceeds from sale of Echelon, net	0	0	343,750
Cash paid for exercise of LVE option	0	0	(187,000)
Proceeds from sale of other assets, net	0	0	4,875
Investments in and advances to unconsolidated subsidiaries, net	0	0	(2,400)
Other investing activities		0	0
Net cash provided by (used in) investing activities	(34,099)	(37,864)	123,860
Cash Flows from Financing Activities
Borrowings under bank credit facility	1,033,500	830,400	2,920,675
Payments under bank credit facility	(1,211,200)	(910,700)	(2,927,800)
Proceeds from issuance of senior notes, net	750,000	0	0
Debt financing costs, net	(14,004)	(83)	(24,349)
Payments on retirements of long-term debt	(500,000)	0	(459,278)
Payments under note payable	0	0	(10,341)
Premium and consent fees paid	(24,246)	0	0
Share-based compensation activities, net	3,689	1,791	13,752
Proceeds from sale of common stock, net	0	0	216,467
Other financing activities	0	30	(2,095)
Net cash provided by (used in) financing activities	(67,981)	77,390	103,067
Cash flows from operating activities	0	0	0
Cash flows from investing activities	0	0	0
Cash flows from financing activities	0	0	0
Net cash provided by (used in) discontinued operations	0	0	0
Change in cash and cash equivalents	0	2	(2,520)
Cash and cash equivalents, beginning of period	2	0	2,520
Change in cash classified as discontinued operations		0	0
Cash and cash equivalents, end of period	2	2	0
Supplemental Disclosure of Cash Flow Information
Cash paid for interest, net of amounts capitalized	112,075	131,517	155,889
Cash paid (received) for income taxes, net of refunds	212	(3)	2
Supplemental Schedule of Non-cash Investing and Financing Activities
Payables incurred for capital expenditures	4,296	6,931	0
Peninsula
Cash Flows from Financing Activities
Borrowings under bank credit facility	345,500	317,400	354,700
Payments under bank credit facility	(425,150)	$ (377,150)	$ (406,950)
Borgata
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Impairments of assets	12,100
Supplemental Schedule of Non-cash Investing and Financing Activities
Increase (decrease) in fair value of derivative instruments	$ 59,681